T. ROWE PRICE Summit Municipal Income Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA 2.0%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,571
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,338
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,307
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,950
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/2029)  7,775 8,339
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,500 1,527
Columbia Ind. Dev. Board, Alabama Power Company Project,
Series A, VRDN, PCR, 1.35%, 12/1/37  2,750 2,750
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 8,018
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,097
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,765 3,354
44,251
ARIZONA 0.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 3.995%, 1/1/37  530 497
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender
9/1/2027) (2) 6,625 7,018
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 1,760 1,871
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 1,760 1,868
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 2,115 2,185
Phoenix Civic Improvement, Water System, Series A, 5.00%,
7/1/45  2,645 2,979
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 943
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,301
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 679
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 763
21,104
ARKANSAS 0.2%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,722
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23  420 420

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 576
4,718
CALIFORNIA 11.5%
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
1.94%, 4/1/56 (Tender 4/1/24)  2,115 2,115
California, GO, 4.00%, 11/1/37  8,110 8,507
California, GO, 5.00%, 4/1/35  2,575 2,932
California, GO, 5.00%, 12/1/35  2,115 2,486
California, GO, 5.00%, 12/1/36  3,175 3,695
California, GO, 5.00%, 4/1/42  2,145 2,324
California, GO, 5.00%, 4/1/47  2,405 2,741
California, Series CU, GO, 5.50%, 12/1/52  4,025 4,396
California Community Choice Fin. Auth., VRDN, 4.00%, 10/1/52
(Tender 12/1/27)  5,000 5,074
California Community Choice Fin. Auth., Green Bond, Series A-1,
VRDN, 5.00%, 12/1/53 (Tender 8/1/2029)  1,800 1,922
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (1) 2,960 2,135
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  6,300 6,927
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 646
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 139
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,230
California HFFA, City of Hope, 5.00%, 11/15/49  3,140 3,213
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 2,138
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 854
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46  7,050 7,105
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,153
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (3) 3,000 3,233
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  541 540
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,081
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,222
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,108
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 5,301
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,497
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 506

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,379
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,383
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 2,855 2,979
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (2) 3,000 2,659
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 10,015 10,227
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 535 542
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (4) 1,775 1,924
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,988
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,738
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,585 1,588
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (1) 1,130 1,144
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(3) 100 107
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,826
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,864
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24) (3) 2,050 2,128
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,615
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 600 613
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,390 1,392
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 1,630 1,652
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 409
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 919
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 880
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  355 370
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,571
California, Various Purpose, GO, 5.00%, 9/1/31  3,525 3,575

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (1) 2,315 1,867
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (1) 970 816
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 7,790 6,086
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57 (1) 3,385 2,565
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (1) 680 668
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (1) 1,796 1,454
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (3) 3,525 3,751
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (3) 2,080 2,213
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,977
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,845 1,879
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,059
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,541
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,691
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,627
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (2) 6,400 6,617
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 4,580 4,827
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (2) 5,475 5,329
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (2) 2,000 1,978
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 1.80%, 7/1/47 (Tender 5/21/24)  705 701
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 1.80%, 7/1/37 (Tender 5/21/24)  3,525 3,504
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 1.80%, 7/1/37 (Tender 5/21/24)  2,395 2,381
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4) 705 734
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4) 1,975 2,058
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4) 1,845 1,923
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,000 5,411
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,357

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,090
Sacramento, 4.00%, 9/1/41  705 641
Sacramento, 4.00%, 9/1/46  1,830 1,590
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 1,410 1,499
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42 (1) 1,090 1,133
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47 (1) 2,455 2,528
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52 (1) 1,655 1,708
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 4,405 4,773
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (2) 7,060 7,414
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,164
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 847
Univ. of California Regents, Series M, 5.00%, 5/15/47  3,525 3,772
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,582
257,447
COLORADO 3.3%
Colorado, COP, 6.00%, 12/15/39  2,375 2,943
Colorado, COP, 6.00%, 12/15/40  9,325 11,496
Colorado, COP, 6.00%, 12/15/41  11,375 13,946
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,702
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,663
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  3,525 3,694
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,332
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,285 905
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 440 306
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,700
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,358
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,922
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,333
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 902
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 9,870 10,428

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 895
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 502
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,250 1,139
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,045
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,724
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 631
74,566
CONNECTICUT 0.6%
Connecticut, Series C, GO, 5.00%, 6/15/32  350 422
Connecticut, Series C, GO, 5.00%, 6/15/33  225 270
Connecticut, Series C, GO, 5.00%, 6/15/34  250 297
Connecticut, Series C, GO, 5.00%, 6/15/35  225 263
Connecticut, Series C, GO, 5.00%, 6/15/36  210 242
Connecticut, Series C, GO, 5.00%, 6/15/37  50 57
Connecticut, Series C, GO, 5.00%, 6/15/38  225 256
Connecticut, Series C, GO, 5.00%, 6/15/40  700 787
Connecticut, Series D, GO, 5.00%, 9/15/32  225 272
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  230 231
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,563
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 897
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 569
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,864
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,969
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (5)(6)(7) 1,235 275
13,234
DELAWARE 0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,200
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,804
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,459
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 5,082
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 1,048
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,658
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,641
18,892
DISTRICT OF COLUMBIA 2.7%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,339
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3) 3,800 3,864

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,239
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 335
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 446
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 796
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,258
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (2) 7,525 7,905
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (2) 9,120 9,490
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 2,820 3,000
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,708
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,737
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  2,855 3,029
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,976
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,343
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  8,115 8,058
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,968
59,491
FLORIDA 8.2%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,442
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  3,970 4,016
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,163
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 538
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 411
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,893
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,359
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 6,005
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,563
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (3) 2,595 2,610
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (4) 2,700 3,126

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 1,410 1,353
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 1,515 1,409
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 2,975 2,675
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 705 762
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 8,700 9,168
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 10,575 10,909
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (2) 2,350 2,458
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,060 1,090
Highlands County HFA, Adventist Health System, Series D, VRDN,
1.58%, 11/15/56  8,000 8,000
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 580 636
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 600 657
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 3,525 3,636
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 1,960 1,727
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,620
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 982
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27 (2) 3,525 3,821
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,041
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 5,356
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3) 2,645 2,767
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (2) 4,470 4,583
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (2) 10,700 11,102
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 7,366
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,250
Miami-Dade County Seaport Dept., Series A, 5.25%, 10/1/52 (2)(8) 3,015 3,222
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(4) 4,300 4,279
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,850 4,767
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,712
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  3,175 2,990
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (3) 1,060 1,071
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,817
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,889

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,601
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,436
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  5,820 5,987
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 11,044
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,060 1,068
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,675 2,692
184,069
GEORGIA 6.3%
Atlanta Airport, Series B, 5.00%, 1/1/33  1,760 1,802
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (6)(7) 835 443
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (6)(7) 3,405 1,805
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,670
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 8,037
Dalton, GO, 5.00%, 2/1/42  5,990 6,486
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  7,755 7,386
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%, 4/1/50  2,080 2,010
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 987
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,601
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 1,035
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,954
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,774
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,445
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  4,000 3,838
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  3,500 3,317
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (3) 7,755 8,203
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,058
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,550 9,647
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 2,690 2,210
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,671
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  5,375 5,509
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,194

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,118
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 3,001
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,869
Main Street Natural Gas, Series A, VRDN, 4.00%, 4/1/48 (Tender
9/1/2023)  3,000 3,012
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  10,845 11,054
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,650
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,988
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,536
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,247
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 511
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 980
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 275
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,654
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,719
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,554
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,668
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,320 1,332
141,250
GUAM 0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,248
1,248
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 4,230 4,425
4,425
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,523
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (1) 2,890 2,178
6,701

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
ILLINOIS 3.9%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,235
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (4) 705 723
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33 (2) 2,540 2,579
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34 (2) 1,695 1,720
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 3,525 3,649
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 2,115 2,195
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,598
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46 (2) 4,275 4,337
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  2,625 2,721
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (2) 5,700 5,738
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,629
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,192
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 1,008
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,139
Illinois, GO, 5.50%, 5/1/25  960 1,013
Illinois, GO, 5.50%, 5/1/26  1,150 1,236
Illinois, GO, 5.50%, 7/1/38  3,175 3,195
Illinois, Series A, GO, 5.00%, 3/1/24  330 338
Illinois, Series A, GO, 5.00%, 3/1/25  885 922
Illinois, Series A, GO, 5.00%, 10/1/25  565 594
Illinois, Series A, GO, 5.00%, 10/1/31  705 756
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,542
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,050
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,850
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,764
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,572
Illinois, Series B, GO, 5.00%, 3/1/24  440 450
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,136
Illinois, Series B, GO, 5.00%, 10/1/32  845 903
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 7,156
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,682
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,828
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 328
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 475
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,365
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,796
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,624
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,415
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 643

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 500
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 1,410 1,788
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (9) 3,240 3,507
86,891
INDIANA 0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,413
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 1,410 1,447
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 400 411
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 3,825 3,959
12,230
IOWA 0.3%
Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 1.15%,
2/15/41  7,805 7,805
7,805
KANSAS 0.4%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42 (1) 4,050 4,182
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,494
8,676
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 424
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 338
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 441
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 250
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 979
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 591
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,421
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,623
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,452
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,139
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,809
24,467
LOUISIANA 1.0%
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38 (2) 885 923

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,382
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,130
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (2) 2,820 2,907
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48 (2) 1,620 1,661
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (3) 1,060 1,122
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (3) 950 1,006
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (3) 3,875 4,157
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 2,820 2,906
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 431
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 999
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 691
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 667
21,982
MARYLAND 4.0%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,053
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,486
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,351
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,600
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (3) 1,060 1,085
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24) (3) 1,610 1,648
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 315
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 212
Maryland CDA, Series A, 4.50%, 9/1/48  1,835 1,882
Maryland DOT, Series B, DOT, 4.00%, 8/1/37 (2) 1,145 1,142
Maryland DOT, Series B, DOT, 4.00%, 8/1/38 (2) 1,370 1,360
Maryland DOT, Series B, DOT, 5.00%, 8/1/36 (2) 705 775
Maryland DOT, Series B, DOT, 5.00%, 8/1/46 (2) 4,155 4,406
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (2) 3,700 3,834
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2) 2,000 2,055
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (2) 10,515 10,774
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,400

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Howard Hughes Medical, Series A,
VRDN, 1.60%, 2/15/43  3,900 3,900
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 677
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (3) 3,525 3,648
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,061
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,375 4,461
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,295
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  4,615 4,777
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,237
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,328
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,311
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,898
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,155
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 1,760 1,826
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 3,119
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,398
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,985
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,431
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 2,290 2,348
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,617
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 206
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,195
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,666
88,917
MASSACHUSETTS 0.3%
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (1) 1,130 1,076
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 6,297
7,373
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/27  565 594
Detroit, GO, 5.50%, 4/1/32  415 454
Detroit, GO, 5.50%, 4/1/34  235 256
Detroit, GO, 5.50%, 4/1/36  305 326
Detroit, GO, 5.50%, 4/1/38  690 729
Detroit, GO, 5.50%, 4/1/40  475 497

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Detroit, GO, 5.50%, 4/1/45  355 367
Detroit, GO, 5.50%, 4/1/50  705 726
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4) 1,480 1,491
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4) 1,620 1,632
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,723
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,460
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,498
Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46  7,670 7,977
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 598
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 735
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,653
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,419
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,584
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,708
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,058
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,517
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  4,175 4,461
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,657
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(4) 7,050 7,456
60,576
MISSOURI 0.9%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(4) 5,885 6,131
Missouri HEFA, Washington Univ., Series B, VRDN, 1.20%, 3/1/40  1,500 1,500
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,410 1,435
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,641
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,267
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 516
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,267
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 554
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  65 57
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 339

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 272
19,979
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,263
4,263
NEVADA 1.0%
Clark County Dept. of Aviation, Series B, 5.00%, 7/1/26 (2) 5,235 5,580
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,664
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 8,023
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,337
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,835
Nevada Dept. of Business & Industry, Republic Services, VRDN,
3.75%, 12/1/26 (Tender 6/1/2023) (1)(2) 3,400 3,403
Sparks, Series A, 2.50%, 6/15/24 (1) 185 180
23,022
NEW HAMPSHIRE 0.4%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  1,550 1,566
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 5,020
New Hampshire Business Fin. Auth., Waste Management,
Series A-3, VRDN, 3.50%, 4/1/24 (Tender 3/1/2023) (2) 2,900 2,900
9,486
NEW JERSEY 6.2%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (10) 845 845
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,522
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 100 100
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 1,760 1,802
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,095
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(4) 705 715
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,265 1,280
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(4) 775 784
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 2,115 2,139
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 1,435 1,454
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 705 725

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,730 1,757
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 4,175 4,246
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 4,085 4,103
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 709
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,538
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,750 3,745
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  12,100 11,792
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,403
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,474
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,314
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,574
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,815
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,787
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 915
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,783
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 2,050
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,038
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  830 813
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,177
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,371
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,031
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  4,105 3,984
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,188
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,432
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,737
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 2,191

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,715 9,807
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  9,000 8,872
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,654
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,337
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,340
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,433
138,871
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,362
1,362
NEW YORK 8.4%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 3,372
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,060 1,079
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,952
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  3,800 2,980
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,460
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (1) 1,300 1,339
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,882
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,633
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,930
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 466
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,690 1,733
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 593
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 966
Metropolitan Transportation Auth., Series A-1, BAN, 5.00%, 2/1/23  1,575 1,575
Metropolitan Transportation Auth., Series B, 3.41%, 11/15/26 (4) 2,820 3,099
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 2.587%, 11/1/32 (Tender 4/1/24) (4) 1,180 1,184
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 3.431%, 11/1/32 (Tender 4/1/24) (4) 3,755 3,769
Metropolitan Transportation Auth., Series E-1, VRDN, 1.25%,
11/15/50  1,000 1,000

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,869
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 7,409
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 965 811
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,097 1,035
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,395
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,830
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,366
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 2,025
New York City, Series F-1, GO, 4.00%, 3/1/40  1,430 1,441
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,155
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 3,138
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,686
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 368
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 1,090
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 3,287
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,899
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,385
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,852
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 2/1/38  2,810 2,879
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,195
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series E-3, VRDN, 1.25%, 2/1/45  6,500 6,500
New York Liberty Dev., 1 World Trade Center, 3.00%, 2/15/42  3,500 2,926
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  1,030 1,003
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1) 1,230 1,235
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1) 2,470 2,472
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,843
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  3,175 2,929
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,637
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,056

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,842
New York Transportation Dev., 5.00%, 12/1/39 (2) 1,025 1,070
New York Transportation Dev., 5.00%, 12/1/40 (2) 675 701
New York Transportation Dev., 5.00%, 12/1/41 (2) 675 697
New York Transportation Dev., 5.00%, 12/1/42 (2) 675 695
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,025 1,025
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (2) 6,000 6,230
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 2,115 2,199
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 6,960 7,264
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,924
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,934
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47 (2) 9,500 10,212
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,375 1,340
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  5,290 5,756
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,410 1,414
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,216
187,287
NORTH CAROLINA 1.9%
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(4) 7,615 8,424
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 700
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 998
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,424
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 661
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 4,019
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  9,280 9,377
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,790
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 8,082
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 1,515 1,688

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 705 776
41,939
OHIO 2.4%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,841
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,229
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,392
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,345 21,306
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 218
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 247
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 502
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 658
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,436
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,453
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,810
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,831
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,061
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,769
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 644
Ohio, Series A, 5.00%, 1/15/50  5,640 5,872
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,277
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 388
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,029
53,963
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  705 352
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  175 88
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,024
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  915 966
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,647
4,077
OREGON 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  2,595 2,675

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,294
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,942
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 2,115 2,191
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 3,525 3,476
12,578
PENNSYLVANIA 2.6%
Chester County IDA, 4.00%, 12/1/46  1,605 1,577
Chester County IDA, 4.00%, 12/1/51  1,520 1,483
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1) 3,035 2,607
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  2,600 2,140
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 624
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 2,110
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,875
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (3) 3,010 3,168
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,521
Pennsylvania Economic DFA, Republic Services, Series A, VRDN,
3.45%, 4/1/34 (Tender 4/17/23) (2) 3,835 3,836
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.50%, 6/30/39 (2) 2,250 2,510
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.75%, 6/30/48 (2) 3,935 4,355
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 6.00%, 6/30/61 (2) 6,520 7,229
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,087
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 2,257
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,838
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,612
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,712
State Public School Building Auth., Series A, 5.00%, 6/1/32 (4) 3,525 3,772
57,313
PUERTO RICO 3.6%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (7)(11) 5,752 2,538
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (1) 2,285 2,040
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (1) 315 321

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (1) 1,050 1,077
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (1) 3,525 3,147
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (1) 1,165 1,189
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (1) 4,935 5,072
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (1) 1,205 1,238
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 2,915 2,966
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 5,250 5,336
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (1) 1,890 1,687
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (1) 2,225 2,290
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,200 1,218
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  407 381
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 909
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,139
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 995
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,265 2,005
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 1,099
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  681 684
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,779
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,073
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,408
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,499
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(12) 35 24
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (7)
(12) 60 42
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (7)
(12) 475 332

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (7)
(12) 130 91
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)(12) 170 117
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)(12) 660 460
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)(12) 215 150
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)(12) 260 181
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)(12) 1,575 1,099
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)(12) 1,420 990
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 680 474
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 165 115
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 140 97
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)(12) 60 42
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)(12) 160 112
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)(12) 125 88
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)(12) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)(12) 70 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)(12) 55 38
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)(12) 525 362
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)(12) 120 84
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)(12) 60 42
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  856 858
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  3,381 3,216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,051 6,947
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,075
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,307
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,397
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,498
81,403
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 490 88
88
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,697 948
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 992
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,292 672

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,548
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,349
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,638
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,747
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,654
16,548
TENNESSEE 1.2%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47 (6)(7) 2,750 1,659
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,446
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,084
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,131
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,330 9,556
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 2,115 2,231
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 3,455 3,601
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (2) 4,530 4,983
27,691
TEXAS 8.0%
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,952
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,577
Austin Airport, Series B, 5.00%, 11/15/41 (2) 950 985
Austin Airport, Series B, 5.00%, 11/15/44 (2) 3,525 3,715
Austin Airport System Revenue, 5.00%, 11/15/43 (2) 1,000 1,077
Austin Airport System Revenue, 5.25%, 11/15/47 (2) 1,555 1,694
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 950
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 750
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 416
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 3,326
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,844
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,873
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,812
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 2,013
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,027
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 815

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 814
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) 4,255 4,321
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  1,150 1,151
Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series B,
VRDN, 1.25%, 12/1/59  15,550 15,550
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 519
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 5,127
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 1.25%, 12/1/41  3,800 3,800
Harris County Texas Culture, Series C-2, 1.30%, 2/1/23  8,300 8,300
Houston Airport, Series A, 4.00%, 7/1/46 (2) 1,760 1,678
Houston Airport, Series A, 5.00%, 7/1/36 (2) 775 827
Houston Airport, Series A, 5.00%, 7/1/37 (2) 1,495 1,590
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,290 2,407
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 1,760 1,764
Houston Airport, Series C, 5.00%, 7/1/31 (2) 2,115 2,312
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,888
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,214
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,297
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 2,305 2,289
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 62
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 67
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 72
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 485
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 535
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 294
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 862
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,495
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (13) 295 303
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (3) 295 310
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3) 1,460 1,535
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (7) 810 372
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 185
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 656

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,057
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,762
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,511
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,963
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,586
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 437
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  530 557
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 804
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 887
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,971
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (7),(14) 1,995 798
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,045 2,120
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  8,460 8,704
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $316 (15)(16) 316 316
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  360 383
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 2,470 2,493
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 4,510 4,525
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 1,440 1,443
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 12,770 12,923
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,539
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 8,014
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 4,052
177,752
UTAH 1.7%
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 5,000 5,226
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 32,705 33,647
38,873

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
VIRGINIA 4.4%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (4) 3,035 3,122
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,260
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,204
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  3,985 3,911
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,531
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  3,525 3,583
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (3) 3,265 3,464
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,478
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (3) 5,000 5,804
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,712
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (3) 760 768
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  2,105 1,951
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 398
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 993
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,514
Univ. of Virginia, Series A, 5.00%, 4/1/47  6,420 6,883
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43 (8) 4,360 4,425
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,220
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,127
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (2) 8,890 8,745
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (2) 4,415 4,310
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (2) 5,720 5,939
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (2) 1,045 982
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (2) 2,650 2,398

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 705 707
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 7,800 7,803
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 9,470 9,409
98,641
WASHINGTON 2.9%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  6,695 6,761
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,250
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,489
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  1,695 1,946
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,844
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (2) 3,000 3,425
Washington, Series C, GO, 5.00%, 2/1/36  9,700 11,187
Washington, Series C, GO, 5.00%, 2/1/39  14,100 15,860
Washington, Series D, GO, 4.00%, 7/1/41  8,300 8,510
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,393
Washington, Series F, GO, 5.00%, 6/1/39  730 834
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,461
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,304 3,113
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 3,525 2,751
65,824
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 325 332
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 325 332
664
WISCONSIN 1.0%
PFA, Series A-1, 5.375%, 7/1/47 (10) 4,880 5,383
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (3) 980 995
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,230 1,239
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 705 719
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,207
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,423
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (1) 400 395

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50 (1) 705 663
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (1)(8) 2,570 2,062
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37  1,060 1,112
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47  1,760 1,848
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 2,325 2,067
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 705 608
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 740 627
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (1) 1,165 874
21,222
Total Municipal Securities (Cost $2,331,069) 2,233,159
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,251 3,305
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,395) 3,305
Total Investments in Securities 100.0%
(Cost $2,335,464) $ 2,236,464
Other Assets Less Liabilities 0.0% 415
Net Assets 100.0% $ 2,236,879
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$112,729 and represents 5.0% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) When-issued security
(9) Insured by National Public Finance Guarantee Corporation
(10) Insured by Build America Mutual Assurance Company

T. ROWE PRICE Summit Municipal Income Fund

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(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$316 and represents 0.0% of net assets.
(16) Level 3 in fair value hierarchy.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F84-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,232,843 $ 316 $ 2,233,159
Non-U.S. Government
Mortgage-Backed Securities — 3,305 — 3,305
Total $ — $ 2,236,148 $ 316 $ 2,236,464